Subsequent Events (Details) $ in Millions	Feb. 01, 2018 USD ($)
Mortgages | Subsequent Event [Member] | Highlands of West Village [Member]
Subsequent Event [Line Items]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate	$ 38.5